Expense Example - Low Duration Preferred and Income Fund	Apr. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 295
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	767
Expense Example, with Redemption, 10 Years	1,489
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	2,039
F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	904
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	975
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,486
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	$ 904